Schedule of Ordinary Share Issued and Fully Paid (Details) - AUD ($)		6 Months Ended	12 Months Ended
		Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Issued capital [abstract]
Ordinary share - issued and fully paid shares, beginning of the period		210,889,961	180,202,285	1,680,946,647
Ordinary share - issued and fully paid value, beginning of the period		$ 142,986,671	$ 125,713,259	$ 114,922,698
Contributions of equity, shares			27,228,501	109,090,910
Contributions of equity, value			$ 19,059,988	$ 12,000,000
Shares issued on conversion of options, shares			100,185
Shares issued on conversion of options, value			$ 40,130
Shares issued on conversion of conversion of cashless options, shares			3,358,990
Shares issued on conversion of conversion of cashless options, value
Shares issued on conversion of cashless options, shares			3,358,990
Shares issued on conversion of cashless options, value
Share buy back, shares
Share buy back, value
Performance rights exercised, shares				12,000,000
Performance rights exercised, value				$ 312,000
Consolidation of shares adjustment, shares	[1]			(1,621,835,272)
Consolidation of shares adjustment, value	[1]
Share issue costs - share based payments, value			(636,670)	(732,000)
Share issue costs - cash payments, value			$ (1,190,036)	$ (789,439)
Ordinary share - issued and fully paid shares, closing balance		210,889,961	210,889,961	180,202,285
Ordinary share - issued and fully paid value, closing balance		$ 142,986,671	$ 142,986,671	$ 125,713,259
Share issue costs - share based payments, value			$ (636,670)

[1]	On the 29 November 2021 the company completed share consolidation on a 10:1 basis